UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

75 State Street

Suite 100

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

75 State Street

Suite 100

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
June 30, 2021

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at net asset value (‘‘NAV’’), only in large blocks of shares (‘‘Creation Units’’), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Shareholder Letter

ii	Management Discussion of Fund Performance

Schedule of Investments
1	O’Shares U.S. Quality Dividend ETF
3	O’Shares U.S. Small-Cap Quality Dividend ETF
5	O’Shares Global Internet Giants ETF
7	O’Shares Europe Quality Dividend ETF

9	Statements of Assets and Liabilities
10	Statements of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
27	Expense Examples
28	Additional Information
29	Trustees and Officers

The O’Shares U.S. Quality Dividend Index (the ‘‘OUSA Index’’), O’Shares U.S. Small-Cap Quality Dividend Index (the ‘‘OUSM Index’’), O’Shares Global Internet Giants Index (the ‘‘OGIG Index’’) and O’Shares Europe Quality Dividend Index (the ‘‘OEUR Index’’, and together with the OUSA Index, the OUSM Index and the OGIG Index, the “O’Shares Indexes”) are the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (‘‘S-Network’’) to maintain and calculate the O’Shares Indexes. S-Network shall have no liability for any errors or omissions in calculating the O’Shares Indexes.

The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (the “Funds”) are not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the Funds.

S-Network Global Indexes Inc. (‘‘S-Network’’ or ‘‘SNGISM’’) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the O’Shares Indexes.

i

Dear Shareholder,

This Annual Report for the O’Shares Investments ETFs (the “Funds”) covers the period from July 1, 2020 through June 30, 2021 (the “Period”).

Global Equity Market Overview

Performance across global equity markets during the fiscal year ended June 30, 2021 reflected a broad recovery as economies reopened following government lockdown measures implemented to slow the spread of COVID-19. Governments worldwide began lifting restrictions as the number of global vaccine doses administered increased. During the Period, performance of the Funds reflected the equity market recovery, although performance remained impacted by pandemic related factors.

During the Period, global equity markets and U.S. equity markets were positive, returning 36% for the MSCI ACWI ex USA Index1 and 41% for the S&P 500 Index2.

In the U.S., GDP grew by an annual rate of just over 6% during Q1 2021, continuing the strong recovery as the economy reopened, with the impact from the pandemic abating. The unemployment rate declined to under 6% in Q2 2021 as labor markets recovered and core inflation increased.

In Europe, GDP contracted in Q1 2021, with GDP in the European Union declining 2% year over year. The unemployment rate stood at above 7%, while inflation began to climb, and the European Central Bank kept the main refinancing operations announcement rate unchanged.

In the Asia-Pacific region, GDP expanded in Q1 2021 by more than 9% year-over-year as economies in the region were among the first in the world to begin reopening.

Monetary policy in the U.S. remained accommodative as the U.S. Federal Reserve kept the upper bound of the Federal Funds Target Rate at 0.25% in order to support the economic recovery from the global pandemic. The yield on U.S. 10-year government bonds increased, reflecting the economic recovery and concerns over rising inflation.

Monetary policy in Europe remained accommodative to support the economic recovery coming out of the pandemic. European government bond yields ended the Period higher. In the Asia-Pacific region, the Bank of Japan maintained its accommodative monetary policy and government bond yields ended the Period higher.

Corporate profits in the U.S. recovered, particularly in the Consumer Discretionary, Financials and Materials sectors.

U.S. equity markets generated positive returns, reflecting continued economic recovery as a growing segment of the population became vaccinated for COVID-19 and businesses reopened. Volatility in U.S. equity markets declined during the Period. The strongest performing sector was Financials, followed by Industrials and Energy, as stocks of financial companies recovered from the pandemic-induced sell-off and benefited from rising interest rates. The Utilities sector, typically among the most interest rate sensitive sectors, was the worst performing during the Period, during a period of rising treasury yields. Equity market performance in Europe and the Asia-Pacific regions was positive during the Period.

The views expressed in this letter were those as of June 30, 2021 and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

O’Shares U.S. Quality Dividend ETF (OUSA) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly listed large capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares U.S. Quality Dividend Index from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index. Thus, Fund performance shown below through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index, and Fund performance shown below beginning June 1, 2020 reflects the Fund seeking to track the performance of the O’Shares U.S. Quality Dividend Index.

Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the Russell 1000 Value Index5 from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index. The U.S. Target Index performance information reflects the blended performance of FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020, and the O’Shares U.S. Quality Dividend Index thereafter.

On June 28, 2018, a predecessor to the Fund that was a series of FQF Trust (the “OUSA Prior Fund”) was reorganized into the Fund via a tax-free reorganization. At the time of the reorganization, the OUSA Prior Fund had the same name, ticker symbol and underlying index as the Fund. Also, at the time of the reorganization, the investment objectives of the OUSA Prior Fund and the Fund were identical and the investment strategies of the OUSA Prior Fund and the Fund were substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund. The Fund has adopted the historical performance of the OUSA Prior Fund.

From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the Fund’s market return was 28.96% and its NAV return was 28.84%. The U.S. Target Index returned 29.51% during the same Reporting Period. The Russell 1000 Value Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned 43.66% during the same Reporting Period. The Fund’s market price at June 30, 2021 was $42.00.3

The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from -4.72% to 8.91%. The best performing months for the Fund were November 2020 and August 2020, finishing up 8.91% and 7.09%, respectively. The worst performing months for the Fund were October 2020 and September 2020, finishing down -4.72% and -2.89%, respectively.

All eight sectors represented in the Fund delivered positive returns during the Reporting Period. Financials and Consumer Discretionary were among the strongest performing U.S. large-cap value sectors. Financial stocks, including banks were among those most negatively impacted during the pandemic but recovered strongly and have benefited from rising interest rates. Consumer Discretionary stocks in sub-industries including department stores, automobile manufacturers and apparel retail also performed strongly as restrictions caused by the pandemic were lifted. In addition, the Utilities sector, which has historically been sensitive to interest rates, generated the weakest returns as U.S Treasury yields rose sharply during the Reporting Period. The Utilities and Consumer Staples sectors generally underperformed the market during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 12.84% for the Reporting Period.

	As of June 30, 2021 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Information Technology	22.93%	24
Health Care	22.23%	14
Consumer Staples	14.98%	16
Industrials	14.76%	22
Consumer Discretionary	10.29%	10
Financials	6.79%	9
Communication Services	6.42%	3
Utilities	1.52%	2
Other*	0.08%
Totals	100.00%	100

*Includes cash, any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*

O’Shares U.S. Quality Dividend ETF — (OUSA)

*The line graph represents historical performance of a hypothetical investment of $10,000 from July 14, 2015 (OUSA Prior Fund Date of Inception) to June 30, 2021 assuming the reinvestment of distributions.

**The U.S. Target Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.

***In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index to the Russell 1000 Value Index.

Average Annual Total Return Since Inception through June 30, 2021

	1 Year	3 Year	5 Year	Since Inception
OUSA NAV Return	28.84%	13.73%	11.33%	11.74%
OUSA Market Price Return	28.96%	13.70%	11.36%	11.74%
U.S. Target Index**	29.51%	14.28%	11.88%	12.30%
Russell 1000 Value Index***	43.66%	12.38%	11.85%	10.15%

Performance measured by NAV differs from the U.S. Target Index primarily due to fund fees and expenses and taxes.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

On June 28, 2018, the OUSA Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund.

v

O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investments Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Effective May 4, 2018, the Fund’s underlying index was changed to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index. Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares U.S. Small-Cap Quality Dividend Index from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index. Thus, Fund performance shown below prior to May 4, 2018 reflects the Fund seeking to track the performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index, Fund performance shown below from May 4, 2018 through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index, and Fund performance shown below beginning June 1, 2020 reflects the Fund seeking to track the performance of the O’Shares U.S. Small-Cap Quality Dividend Index.

Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the Russell 2000 Value Index6 from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index. The Small Cap Target Index performance information reflects the blended performance of FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/ Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020, and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.

From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the Fund’s market return was 42.77% and its NAV return was 42.79%. The U.S. Small Cap Target Index returned 43.46% during the same Reporting Period. The Russell 2000 Value Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned 73.24% during the same Reporting Period. The Fund’s market price at June 30, 2021 was $35.09.3

The Fund posted positive performance in nine of the twelve months during the Reporting Period, with returns ranging from -3.64% to 10.75%. The best performing months for the Fund were November 2020 and July 2020, finishing up 10.75% and 5.72%, respectively. The worst performing months for the Fund were September 2020 and June 2021, ranging from -3.64% and -1.31%, respectively.

All eight sectors represented in the Fund delivered positive returns during the Reporting Period. Communication Services and Energy were among the strongest performing U.S. small cap value sectors. However, the Utilities sector, which has historically been sensitive to interest rates, generated the weakest returns as U.S Treasury yields rose sharply during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 16.06% for the Reporting Period.

	As of June 30, 2021 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Industrials	23.48%	102
Financials	20.22%	22
Information Technology	14.73%	19
Consumer Discretionary	11.97%	12
Consumer Staples	9.47%	11 10
Health Care	8.85%	5
Utilities	7.49%	20
Communication Services	3.63%	3
Other*	0.16%
Totals	100.00%	102

*Includes cash and any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*

O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM)

*The line graph represents historical performance of a hypothetical investment of $10,000 from December 30, 2016 (Date of Inception) to June 30, 2021 assuming the reinvestment of distributions.

**The U.S. Small Cap Target Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/ Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.

***In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index to the Russell 2000 Value Index.

Average Annual Total Return Since Inception through June 30, 2021

	1 Year	3 Year	Since Inception
OUSM NAV Return	42.79%	11.31%	10.17%
OUSM Market Price Return	42.77%	11.28%	10.18%
U.S. Small Cap Target Index**	43.46%	11.83%	10.71%
Russell 2000 Value Index***	73.24%	10.22%	9.69%

Performance measured by NAV differs from the U.S. Small Cap Target Index primarily due to fund fees and expenses and taxes.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

O’Shares Global Internet Giants ETF (OGIG) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Global Internet Giants Target Index”). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the Fund’s market return was 50.61% and its NAV return was 50.70%. The Global Internet Giants Target Index returned 51.55% during the same Reporting Period. The NASDAQ-100 Index7, the Fund’s broad-based securities market benchmark index for performance comparison purposes, returned 44.36% during the same Reporting Period. The Fund’s market price at June 30, 2021 was $57.05.3

The Fund posted positive performance in nine of the twelve months during the Reporting Period, with returns ranging from -9.01% to 13.02%. The best performing months for the Fund were November 2020 and August 2020, finishing up 13.02% and 9.56%, respectively. The worst performing months for the Fund were March 2021 and May 2021, ranging from -9.01% and -3.41%, respectively.

On a U.S. dollar-denominated basis, Information Technology and Internet related sectors in the U.S. generally delivered positive returns during the Reporting Period. Information Technology and Internet related sectors in the U.S. outperformed the S&P 500 Index as companies in these sectors were more resilient during the COVID-19 pandemic and quicker to adapt to remote working, limiting disruptions to operations caused by global business shutdowns. Information Technology and Internet related sectors in China underperformed during the Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 30.24% for the Reporting Period.

	As of June 30, 2021 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Information Technology	38.06%	41
Communication Services	32.43%	28
Consumer Discretionary	29.38%	21
Other*	0.13%
Totals	100.00%	90

*Includes cash and any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*

O’Shares Global Internet Giants ETF (OGIG)

*The line graph represents historical performance of a hypothetical investment of $10,000 from June 5, 2018 (Date of Inception) to June 30, 2021 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2021

	1 Year	3 Year	Since Inception
OGIG NAV Return	50.70%	33.34%	30.81%
OGIG Market Price Return	50.61%	33.24%	30.82%
Global Internet Giants Target Index	51.55%	33.98%	31.47%
NASDAQ 100 Index	44.36%	28.55%	27.25%

Performance measured by NAV differs from the O’Shares Global Internet Giants Index primarily due to fund fees and expenses and taxes.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. The Global Internet Giants Target Index performance shown is net of taxes on dividends paid by the international securities issuers in the Global Internet Giants Target Index.

As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

x

O’Shares Europe Quality Dividend ETF (OEUR) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index (the “Europe Target Index”). The Europe Target Index is designed to reflect the performance of publicly listed large capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares Europe Quality Dividend Index from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index. Thus, Fund performance shown below through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index, and Fund performance shown below from June 1, 2020 reflects the Fund seeking to track the performance of the O’Shares Europe Quality Dividend Index.

Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the EURO STOXX 50 Net Return USD Index8 from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index. The U.S. Target Index performance information reflects the blended performance of FTSE Developed Europe Qual/ Vol/Yield 5% Capped Factor Index through May 31, 2020, and the O’Shares Europe Quality Dividend Index thereafter.

On June 28, 2018 an identically named predecessor to the Fund that was a series of FQF Trust (the “OEUR Prior Fund”) was reorganized into the Fund via a tax-free reorganization. At the time of the reorganization, the OEUR Prior Fund had the same name, ticker symbol and underlying index as the Fund. Also, at the time of the reorganization, the investment objectives of the OEUR Prior Fund and the Fund were identical and the investment strategies of the OEUR Prior Fund and the Fund were substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund. The Fund has adopted the historical performance of the OEUR Prior Fund.

From July 1, 2020 through June 30, 2021 (the “Reporting Period”), the Fund’s market return was 29.67% and its NAV return was 29.72%. The Europe Target Index returned 30.47% during the same Reporting Period. The EURO STOXX 50 Net Return USD Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned 35.37% during the same Reporting Period. The Fund’s market price at June 30, 2021 was $28.14.3

The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from -7.01% to 11.11%. The best performing months for the Fund were November 2020 and April 2021, finishing up 11.11% and 5.18%, respectively. The worst performing months for the Fund were October 2020 and September 2020, ranging from -7.01% and -1.51%, respectively.

All eight sectors represented in the Fund delivered positive returns during the Reporting Period. Consumer Discretionary and Industrials were among the stronger performing sectors in Europe. In addition, the Utilities and Health Care sectors were among the weaker performing sectors during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Fund trades at a premium or discount can be found on the Fund’s website, www.oshares.com.

The Fund had an annualized daily volatility4 of 14.31% for the Period.

	As of June 30, 2021 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Industrials	23.96%	14
Consumer Staples	23.60%	12
Health Care	20.58%	8
Consumer Discretionary	8.56%	4
Information Technology	7.73%	3
Communication Services	6.91%	5
Financials	6.36%	3
Utilities	2.27%	1
Other*	0.03%
Totals	100.00%	50

*Includes cash and any non-equity securities and net other assets (liabilities) and delisted securities.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

O’Shares Europe Quality Dividend ETF — (OEUR)

*The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (OEUR Prior Fund Date of Inception) to June 30, 2021 assuming the reinvestment of distributions.

**The Europe Target Index performance information reflects the blended performance of the FTSE Developed EuropeQual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O’Shares Europe Quality Dividend Index thereafter.

***In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index to the EURO STOXX 50 Net Return USD Index.

Average Annual Total Return Since Inception through June 30, 2021

	1 Year	3 Year	5 Year	Since Inception
OEUR NAV Return	29.72%	8.86%	7.20%	5.17%
OEUR Market Price Return	29.67%	9.16%	7.12%	5.26%
Europe Target Index**	30.47%	9.43%	7.77%	5.66%
EURO STOXX 50 Net Return USD Index***	35.37%	9.11%	11.26%	6.49%

†The performance of the EURO STOXX 50 Net Return USD Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance measured by NAV differs from the Europe Target Index primarily due to fund fees and expenses and taxes.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. The Europe Target Index performance shown is net of taxes on dividends paid by the international securities issuers in the Europe Target Index.

As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

On June 28, 2018, the OEUR Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1.MSCI ACWI ex USA Index — The MSCI All Country World Index Ex USA Index is comprised of large and mid-cap stocks from developed markets excluding the U.S. The index covers 85% of the global equity investment universe outside the U.S.

2.S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.

3.A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer at 4:00 p.m. Eastern time on the primary stock exchange on which the shares of the Fund are listed for trading. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

4.Volatility is a statistical measure of the dispersion of returns for a given security or market index.

5.Russell 1000 Value Index — The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

6.Russell 2000 Value Index — The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

7.NASDAQ -100 Index — The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ.

8.EURO STOXX 50 Net Return USD Index — The EURO STOXX 50 Net Return USD Index is a capitalization-weighted index of 50 European blue-chip stocks.

See accompanying notes to the financial statements.

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

June 30, 2021

Investments	Shares	Value ($)
COMMON STOCKS – 100.0%

Aerospace & Defense – 3.4%
General Dynamics Corp.	15,092	$2,841,220
L3Harris Technologies, Inc.	4,975	1,075,346
Lockheed Martin Corp.	40,238	15,224,047
Northrop Grumman Corp.	12,355	4,490,178
		23,630,791
Air Freight & Logistics – 1.9%
CH Robinson Worldwide, Inc.	10,931	1,023,907
Expeditors International of Washington, Inc.	19,609	2,482,499
United Parcel Service, Inc., Class B	45,899	9,545,615
		13,052,021
Banks – 0.7%
JPMorgan Chase & Co.	32,757	5,095,024

Beverages – 4.3%
Brown-Forman Corp., Class B	12,659	948,666
Coca-Cola Co. (The)	269,045	14,558,025
PepsiCo, Inc.	96,802	14,343,152
		29,849,843
Biotechnology – 3.1%
AbbVie, Inc.	47,685	5,371,238
Amgen, Inc.	64,532	15,729,675
		21,100,913
Building Products – 0.2%
Trane Technologies plc	7,409	1,364,293

Capital Markets – 3.5%
CME Group, Inc.	11,843	2,518,769
Moody’s Corp.	8,938	3,238,863
MSCI, Inc.	4,737	2,525,200
S&P Global, Inc.	25,671	10,536,662
T. Rowe Price Group, Inc.	27,463	5,436,850
		24,256,344
Commercial Services & Supplies – 0.7%
Cintas Corp.	2,895	1,105,890
Waste Management, Inc.	26,692	3,739,816
		4,845,706
Communications Equipment – 3.5%
Cisco Systems, Inc.	422,277	22,380,681
Motorola Solutions, Inc.	6,357	1,378,515
		23,759,196
Diversified Telecommunication Services – 4.3%
AT&T, Inc.	208,317	5,995,363
Verizon Communications, Inc.	423,985	23,755,880
		29,751,243
Electric Utilities – 1.2%
NextEra Energy, Inc.	108,303	7,936,444

Investments	Shares	Value ($)
Electrical Equipment – 0.4%
Emerson Electric Co.	15,665	$1,507,600
Rockwell Automation, Inc.	4,650	1,329,993
		2,837,593
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp., Class A	14,402	985,241

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	18,007	7,124,829
Walmart, Inc.	62,292	8,784,418
		15,909,247
Food Products – 1.2%
General Mills, Inc.	28,423	1,731,813
Hershey Co. (The)	8,933	1,555,950
Hormel Foods Corp.	33,234	1,586,923
Kellogg Co.	9,070	583,473
Mondelez International, Inc., Class A	44,333	2,768,153
		8,226,312
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	26,915	3,120,256
Medtronic plc	59,653	7,404,727
Stryker Corp.	5,329	1,384,101
		11,909,084
Health Care Providers & Services – 3.2%
Anthem, Inc.	2,995	1,143,491
CVS Health Corp.	30,599	2,553,181
UnitedHealth Group, Inc.	45,812	18,344,957
		22,041,629
Health Care Technology – 0.2%
Cerner Corp.	12,979	1,014,439

Hotels, Restaurants & Leisure – 2.7%
McDonald’s Corp.	53,188	12,285,896
Starbucks Corp.	41,352	4,623,567
Yum! Brands, Inc.	15,471	1,779,629
		18,689,092
Household Durables – 0.2%
Garmin Ltd.	10,568	1,528,555

Household Products – 5.9%
Church & Dwight Co., Inc.	10,178	867,369
Clorox Co. (The)	11,735	2,111,244
Colgate-Palmolive Co.	79,133	6,437,470
Kimberly-Clark Corp.	36,109	4,830,662
Procter & Gamble Co. (The)	192,951	26,034,878
		40,281,623
Industrial Conglomerates – 4.7%
3M Co.	78,782	15,648,469
Honeywell International, Inc.	76,437	16,766,456
		32,414,925

See accompanying notes to the financial statements.

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

June 30, 2021

Investments	Shares	Value ($)
Insurance – 2.5%
Allstate Corp. (The)	36,354	$4,742,016
Aon plc, Class A	16,462	3,930,467
Marsh & McLennan Cos., Inc.	62,392	8,777,306
		17,449,789
Internet & Direct Marketing Retail – 0.3%
eBay, Inc.	28,917	2,030,263

IT Services – 4.7%
Accenture plc, Class A	30,225	8,910,028
Amdocs Ltd.	9,142	707,225
Automatic Data Processing, Inc.	14,690	2,917,728
Broadridge Financial Solutions, Inc.	3,896	629,321
Cognizant Technology Solutions Corp., Class A	15,761	1,091,607
International Business Machines Corp.	16,955	2,485,433
Jack Henry & Associates, Inc.	2,621	428,560
Mastercard, Inc., Class A	8,769	3,201,474
Paychex, Inc.	19,011	2,039,880
Visa, Inc., Class A	41,150	9,621,693
Western Union Co. (The)	19,632	450,947
		32,483,896
Machinery – 1.6%
Cummins, Inc.	5,007	1,220,757
IDEX Corp.	5,188	1,141,619
Illinois Tool Works, Inc.	34,558	7,725,787
PACCAR, Inc.	10,177	908,297
		10,996,460
Media – 2.1%
Comcast Corp., Class A	253,684	14,465,062

Multiline Retail – 0.7%
Dollar General Corp.	6,912	1,495,688
Target Corp.	15,004	3,627,067
		5,122,755
Multi-Utilities – 0.4%
WEC Energy Group, Inc.	28,819	2,563,450

Pharmaceuticals – 14.1%
Eli Lilly and Co.	73,607	16,894,279
Johnson & Johnson	200,449	33,021,968
Merck & Co., Inc.	321,131	24,974,358
Pfizer, Inc.	537,497	21,048,382
Zoetis, Inc.	6,241	1,163,073
		97,102,060
Road & Rail – 1.5%
CSX Corp.	40,032	1,284,227
Norfolk Southern Corp.	5,035	1,336,339
Union Pacific Corp.	33,562	7,381,291
		10,001,857

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 4.2%
Analog Devices, Inc.	4,788	$824,302
Broadcom, Inc.	1,879	895,983
Intel Corp.	183,287	10,289,732
Maxim Integrated Products, Inc.*	8,512	896,824
Texas Instruments, Inc.	82,080	15,783,984
		28,690,825
Software – 7.4%
Citrix Systems, Inc.	4,366	512,001
Intuit, Inc.	3,712	1,819,511
Microsoft Corp.	143,375	38,840,287
Oracle Corp.	121,096	9,426,113
		50,597,912
Specialty Retail – 5.7%
Home Depot, Inc. (The)	107,986	34,435,656
Lowe’s Cos., Inc.	24,393	4,731,510
		39,167,166
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	156,661	21,456,291

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc., Class B	28,180	4,353,528

Tobacco – 1.3%
Philip Morris International, Inc.	90,235	8,943,191

Trading Companies & Distributors – 0.4%
Fastenal Co.	48,476	2,520,752

TOTAL COMMON STOCKS (Cost $560,749,155)		688,424,815
Total Investments – 100.0% (Cost $560,749,155)		688,424,815
Other assets less liabilities – 0.0%(1)		295,487
Net Assets – 100.0%		$688,720,302

*Non-income producing security.

(1)Represents less than 0.05% of net assets.

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,275,753
Aggregate gross unrealized depreciation	(2,846,564)
Net unrealized appreciation	$127,429,189
Federal income tax cost of investments (including derivative contracts, if any)	$560,995,626

See accompanying notes to the financial statements.

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

June 30, 2021

Investments	Shares	Value ($)
COMMON STOCKS – 99.9%

Auto Components – 3.4%
BorgWarner, Inc.	28,643	$1,390,331
Gentex Corp.	88,588	2,931,377
Lear Corp.	4,574	801,731
		5,123,439
Building Products – 2.6%
A O Smith Corp.	44,588	3,213,011
Simpson Manufacturing Co., Inc.	6,277	693,232
		3,906,243
Capital Markets – 10.4%
Artisan Partners Asset Management, Inc., Class A	34,701	1,763,505
Cohen & Steers, Inc.	13,902	1,141,215
Evercore, Inc., Class A	18,255	2,569,756
Federated Hermes, Inc.	20,675	701,089
Hamilton Lane, Inc., Class A	8,620	785,455
Houlihan Lokey, Inc.	38,300	3,132,557
Lazard Ltd., Class A	35,825	1,621,081
Moelis & Co., Class A	28,551	1,624,267
Morningstar, Inc.	5,776	1,485,067
Virtu Financial, Inc., Class A	25,346	700,310
		15,524,302
Commercial Services & Supplies – 3.0%
Brady Corp., Class A	19,869	1,113,459
Ennis, Inc.	27,253	586,485
Healthcare Services Group, Inc.	22,713	717,049
MSA Safety, Inc.	5,090	842,802
Tetra Tech, Inc.	6,885	840,245
UniFirst Corp.	1,514	355,245
		4,455,285
Consumer Finance – 1.4%
FirstCash, Inc.	27,600	2,109,744

Diversified Consumer Services – 2.8%
Graham Holdings Co., Class B	1,772	1,123,271
Service Corp. International	55,788	2,989,679
		4,112,950
Diversified Telecommunication Services – 1.3%
Cogent Communications Holdings, Inc.	25,120	1,931,477

Electric Utilities – 2.8%
ALLETE, Inc.	9,878	691,262
Hawaiian Electric Industries, Inc.	14,377	607,860
IDACORP, Inc.	9,559	932,003
MGE Energy, Inc.	2,860	212,898
Otter Tail Corp.	7,873	384,281
PNM Resources, Inc.	6,915	337,245
Portland General Electric Co.	22,166	1,021,409
		4,186,958

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components – 3.3%
Badger Meter, Inc.	8,419	$826,072
Littelfuse, Inc.	4,024	1,025,275
National Instruments Corp.	72,156	3,050,756
		4,902,103
Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	4,618	898,847
Weis Markets, Inc.	11,477	592,902
		1,491,749
Food Products – 6.6%
Flowers Foods, Inc.	108,560	2,627,152
Ingredion, Inc.	31,776	2,875,728
J & J Snack Foods Corp.	7,094	1,237,265
Lancaster Colony Corp.	12,226	2,365,853
Tootsie Roll Industries, Inc.	22,462	761,686
		9,867,684
Gas Utilities – 2.8%
Chesapeake Utilities Corp.	1,768	212,743
National Fuel Gas Co.	10,341	540,317
New Jersey Resources Corp.	14,072	556,829
Northwest Natural Holding Co.	2,601	136,605
ONE Gas, Inc.	8,964	664,412
Southwest Gas Holdings, Inc.	4,132	273,497
Spire, Inc.	4,523	326,877
UGI Corp.	30,789	1,425,839
		4,137,119
Health Care Equipment & Supplies – 1.7%
Hill-Rom Holdings, Inc.	21,715	2,466,607

Health Care Providers & Services – 5.1%
Encompass Health Corp.	36,308	2,833,113
National HealthCare Corp.	40,962	2,863,244
Premier, Inc., Class A	55,333	1,925,035
		7,621,392
Household Durables – 3.9%
Leggett & Platt, Inc.	41,269	2,138,147
MDC Holdings, Inc.	14,262	721,657
Whirlpool Corp.	13,576	2,959,840
		5,819,644
Household Products – 0.9%
WD-40 Co.	5,452	1,397,293

Insurance – 7.9%
AMERISAFE, Inc.	10,975	655,098
Erie Indemnity Co., Class A	11,571	2,237,253
Fidelity National Financial, Inc.	64,243	2,792,001
First American Financial Corp.	46,309	2,887,366
Kemper Corp.	8,018	592,530
Safety Insurance Group, Inc.	18,172	1,422,504
Stewart Information Services Corp.	20,988	1,189,810
		11,776,562

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

June 30, 2021

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
IT Services – 4.5%
CSG Systems International, Inc.	26,769	$1,262,962
Genpact Ltd.	54,928	2,495,379
Maximus, Inc.	32,794	2,884,888
		6,643,229
Life Sciences Tools & Services – 2.1%
Bio-Techne Corp.	6,937	3,123,454

Machinery – 8.9%
Donaldson Co., Inc.	36,297	2,305,948
Franklin Electric Co., Inc.	5,153	415,435
Graco, Inc.	41,134	3,113,844
ITT, Inc.	6,751	618,324
Snap-on, Inc.	12,565	2,807,398
Toro Co. (The)	28,481	3,129,492
Watts Water Technologies, Inc., Class A	5,806	847,154
		13,237,595
Media – 2.3%
Interpublic Group of Cos., Inc. (The)	90,067	2,926,277
New York Times Co. (The), Class A	12,973	564,974
		3,491,251
Multi-Utilities – 1.7%
Avista Corp.	7,750	330,693
Black Hills Corp.	6,750	443,003
MDU Resources Group, Inc.	39,042	1,223,576
NorthWestern Corp.	8,425	507,353
		2,504,625
Professional Services – 4.5%
Exponent, Inc.	12,747	1,137,160
ManTech International Corp., Class A	18,841	1,630,500
Robert Half International, Inc.	33,132	2,947,754
Science Applications International Corp.	11,554	1,013,632
		6,729,046
Road & Rail – 0.5%
Landstar System, Inc.	4,759	752,017

Semiconductors & Semiconductor Equipment – 1.6%
Monolithic Power Systems, Inc.	6,541	2,442,736

Software – 4.5%
CDK Global, Inc.	45,826	2,277,094
Dolby Laboratories, Inc., Class A	30,672	3,014,751
InterDigital, Inc.	8,671	633,243
Progress Software Corp.	16,724	773,485
		6,698,573
Specialty Retail – 0.6%
Williams-Sonoma, Inc.	5,487	875,999

Technology Hardware, Storage & Peripherals – 0.9%
Xerox Holdings Corp.	55,423	1,301,886

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.	9,706	$1,001,368
Hanesbrands, Inc.	50,029	934,041
		1,935,409
Thrifts & Mortgage Finance – 0.5%
Radian Group, Inc.	34,787	774,011

Tobacco – 0.9%
Universal Corp.	11,051	629,576
Vector Group Ltd.	52,616	743,990
		1,373,566
Trading Companies & Distributors – 4.0%
MSC Industrial Direct Co., Inc., Class A	32,951	2,956,693
Watsco, Inc.	10,514	3,013,733
		5,970,426
Water Utilities – 0.2%
American States Water Co.	4,510	358,816

TOTAL COMMON STOCKS (Cost $117,670,886)		149,043,190
Total Investments – 99.9% (Cost $117,670,886)		149,043,190
Other assets less liabilities – 0.1%		171,312
Net Assets – 100.0%		$149,214,502

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,689,372
Aggregate gross unrealized depreciation	(342,889)
Net unrealized appreciation	$31,346,483
Federal income tax cost of investments (including derivative contracts, if any)	$117,696,707

See accompanying notes to the financial statements.

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

June 30, 2021

Investments	Shares	Value ($)
COMMON STOCKS – 99.9%

Entertainment – 11.1%
Activision Blizzard, Inc.	22,733	$2,169,638
Bilibili, Inc., ADR*	82,508	10,052,775
CTS Eventim AG & Co. KGaA*	102,671	6,416,622
Electronic Arts, Inc.	13,019	1,872,523
Live Nation Entertainment, Inc.*	100,465	8,799,729
NetEase, Inc., ADR	42,781	4,930,510
Netflix, Inc.*	13,671	7,221,159
Nexon Co. Ltd.	98,957	2,207,564
Roku, Inc.*	29,084	13,356,827
Spotify Technology SA*	18,800	5,181,092
Take-Two Interactive Software, Inc.*	13,772	2,437,920
Tencent Music Entertainment Group, ADR*	372,059	5,759,473
Ubisoft Entertainment SA*	71,718	5,021,374
Zynga, Inc., Class A*	396,661	4,216,506
		79,643,712
Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.*	4,683	10,246,826

Interactive Media & Services – 21.4%
Adevinta ASA*	394,663	7,567,447
Alphabet, Inc., Class A*	12,280	29,985,181
Baidu, Inc., ADR*	24,039	4,901,552
Facebook, Inc., Class A*	59,280	20,612,249
IAC/InterActiveCorp*	19,521	3,009,553
Match Group, Inc.*	24,312	3,920,310
Pinterest, Inc., Class A*	125,142	9,879,961
Snap, Inc., Class A*	181,031	12,335,452
Tencent Holdings Ltd.	382,117	28,735,596
TripAdvisor, Inc.*	174,206	7,020,502
Twitter, Inc.*	86,821	5,974,153
Z Holdings Corp.	449,477	2,254,877
Zillow Group, Inc., Class C*	86,481	10,569,708
ZoomInfo Technologies, Inc., Class A*	129,868	6,775,213
		153,541,754
Internet & Direct Marketing Retail – 28.0%
Alibaba Group Holding Ltd., ADR*	119,871	27,184,345
Amazon.com, Inc.*	9,698	33,362,672
Chewy, Inc., Class A*	63,491	5,060,868
Delivery Hero SE*	69,841	9,226,643
eBay, Inc.	28,398	1,993,824
Etsy, Inc.*	24,847	5,114,506
Farfetch Ltd., Class A*	147,690	7,437,668
Fiverr International Ltd.*	34,707	8,416,100
HelloFresh SE*	57,118	5,553,017
JD.com, Inc., ADR*	122,717	9,794,044
Just Eat Takeaway.com NV*	91,468	8,446,707

Investments	Shares	Value ($)
Meituan, Class B*	517,266	$21,341,131
MercadoLibre, Inc.*	8,124	12,655,486
Ocado Group plc*	142,189	3,934,433
Pinduoduo, Inc., ADR*	140,208	17,809,220
THG plc*	711,062	5,992,009
Trip.com Group Ltd., ADR*	175,932	6,238,549
Vipshop Holdings Ltd., ADR*	156,745	3,147,440
Wayfair, Inc., Class A*	9,490	2,996,088
Zalando SE*	43,733	5,287,429
		200,992,179
IT Services – 8.2%
Kingsoft Cloud Holdings Ltd., ADR*	234,577	7,959,198
MongoDB, Inc.*	16,877	6,101,373
Okta, Inc.*	26,625	6,514,605
Shopify, Inc., Class A*	8,799	12,881,727
Snowflake, Inc., Class A*	44,797	10,831,915
Twilio, Inc., Class A*	24,271	9,566,657
Wix.com Ltd.*	17,743	5,150,438
		59,005,913
Software – 29.8%
Adobe, Inc.*	11,149	6,529,300
Atlassian Corp. plc, Class A*	16,912	4,344,016
Avalara, Inc.*	31,399	5,080,358
Bill.com Holdings, Inc.*	38,207	6,998,758
Cloudflare, Inc., Class A*	68,294	7,228,237
Coupa Software, Inc.*	22,764	5,966,672
Crowdstrike Holdings, Inc., Class A*	38,048	9,561,843
Datadog, Inc., Class A*	71,635	7,455,771
DocuSign, Inc.*	29,734	8,312,734
Dynatrace, Inc.*	78,200	4,568,444
Fortinet, Inc.*	13,198	3,143,632
HubSpot, Inc.*	10,574	6,161,681
Intuit, Inc.	9,866	4,836,017
Kingdee International Software Group Co. Ltd.*	1,498,215	5,083,534
Microsoft Corp.	91,451	24,774,076
Oracle Corp.	26,775	2,084,166
Palantir Technologies, Inc., Class A*	288,376	7,601,591
Palo Alto Networks, Inc.*	9,472	3,514,586
Paycom Software, Inc.*	11,827	4,298,760
RingCentral, Inc., Class A*	17,300	5,027,034
salesforce.com, Inc.*	27,036	6,604,084
SAP SE	15,206	2,143,017
ServiceNow, Inc.*	13,715	7,537,078
Sinch AB*	393,781	6,630,434
Splunk, Inc.*	28,817	4,166,362
TeamViewer AG*	124,737	4,692,200
Trade Desk, Inc. (The), Class A*	113,885	8,810,144
Unity Software, Inc.*	51,031	5,604,735
VMware, Inc., Class A*	12,141	1,942,196

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

June 30, 2021

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Workday, Inc., Class A*	15,254	$3,641,740
Xero Ltd.*	51,958	5,347,924
Zendesk, Inc.*	32,776	4,730,888
Zoom Video Communications, Inc., Class A*	35,253	13,643,969
Zscaler, Inc.*	30,371	6,561,958
		214,627,939
TOTAL COMMON STOCKS (Cost $599,284,467)		718,058,323
Total Investments – 99.9% (Cost $599,284,467)		718,058,323
Other assets less liabilities – 0.1%		707,670
Net Assets – 100.0%		$718,765,993

*Non-income producing security.

Abbreviations

ADR American Depositary Receipt

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,317,666
Aggregate gross unrealized depreciation	(15,578,588)
Net unrealized appreciation	$118,739,078
Federal income tax cost of investments (including derivative contracts, if any)	$599,319,245

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of June 30, 2021:

Argentina	1.8%
Canada	1.8%
China	21.3%
France	1.8%
Germany	4.5%
Israel	1.9%
Japan	0.6%
New Zealand	0.7%
Saudi Arabia	1.3%
Sweden	0.9%
United Kingdom	2.4%
United States	60.9%
Other(1)	0.1%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

June 30, 2021

Investments	Shares	Value ($)
COMMON STOCKS – 99.6%

Aerospace & Defense – 1.3%
BAE Systems plc	49,549	$357,306

Air Freight & Logistics – 2.0%
Deutsche Post AG (Registered)	7,825	532,282

Beverages – 5.5%
Carlsberg A/S, Class B	2,331	434,562
Diageo plc	11,912	569,536
Pernod Ricard SA	2,015	447,331
		1,451,429
Building Products – 1.6%
Geberit AG (Registered)	567	425,702

Capital Markets – 1.9%
Partners Group Holding AG	335	507,927

Diversified Financial Services – 3.0%
Investor AB, Class B	34,435	794,222

Diversified Telecommunication Services – 5.4%
Deutsche Telekom AG (Registered)	21,161	446,989
Elisa OYJ	5,154	307,562
Koninklijke KPN NV	117,531	367,127
Swisscom AG (Registered)	569	325,143
		1,446,821
Electric Utilities – 2.3%
Iberdrola SA	49,302	601,043

Electrical Equipment – 5.2%
ABB Ltd. (Registered)	14,074	477,939
Legrand SA	3,914	414,310
Schneider Electric SE	3,178	500,043
		1,392,292
Entertainment – 1.4%
Vivendi SE	11,411	383,370

Food & Staples Retailing – 3.1%
Kesko OYJ, Class B	13,236	488,949
Koninklijke Ahold Delhaize NV	11,317	336,460
		825,409
Food Products – 5.8%
Danone SA	5,318	374,424
Nestle SA (Registered)	9,290	1,157,996
		1,532,420
Health Care Equipment & Supplies – 1.3%
Coloplast A/S, Class B	2,072	340,016

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure – 1.6%
Compass Group plc*	20,142	$423,499

Household Products – 1.2%
Henkel AG & Co. KGaA	3,377	310,972

Industrial Conglomerates – 2.0%
Siemens AG (Registered)	3,294	521,967

Insurance – 1.4%
Admiral Group plc	8,819	383,034

Machinery – 5.1%
Atlas Copco AB, Class A	7,709	472,339
Kone OYJ, Class B	6,354	518,423
Schindler Holding AG	1,237	378,721
		1,369,483
Personal Products – 5.0%
L’Oreal SA	1,267	564,653
Unilever plc	13,111	766,236
		1,330,889
Pharmaceuticals – 19.2%
AstraZeneca plc	4,754	570,248
GlaxoSmithKline plc	22,536	441,893
Merck KGaA	2,714	520,437
Novartis AG (Registered)	7,161	653,233
Novo Nordisk A/S, Class B	12,174	1,020,041
Roche Holding AG	3,112	1,173,460
Sanofi	6,998	733,293
		5,112,605
Professional Services – 6.6%
Experian plc	9,175	353,120
RELX plc	24,033	637,115
SGS SA (Registered)	120	370,509
Wolters Kluwer NV	3,840	385,803
		1,746,547
Semiconductors & Semiconductor Equipment – 3.7%
ASML Holding NV	1,414	971,574

Software – 4.1%
Sage Group plc (The)	33,117	313,018
SAP SE	5,431	765,404
		1,078,422
Specialty Retail – 1.6%
Industria de Diseno Textil SA	12,451	438,687

Textiles, Apparel & Luxury Goods – 5.3%
Cie Financiere Richemont SA (Registered)	4,924	596,356
LVMH Moet Hennessy Louis Vuitton SE	1,032	809,331
		1,405,687

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

June 30, 2021

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tobacco – 3.0%
British American Tobacco plc	12,114	$468,577
Swedish Match AB	39,140	334,002
		802,579
TOTAL COMMON STOCKS (Cost $21,311,169)		26,486,184
Total Investments – 99.6% (Cost $21,311,169)		26,486,184
Other assets less liabilities – 0.4%		110,721
Net Assets – 100.0%		$26,596,905

*Non-income producing security.

Abbreviations

OYJ Public Limited Company

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,913,021
Aggregate gross unrealized depreciation	(38,801)
Net unrealized appreciation	$4,874,220
Federal income tax cost of investments (including derivative contracts, if any)	$21,611,964

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of June 30, 2021:

Denmark	6.7%
Finland	4.9%
France	14.0%
Germany	11.7%
Netherlands	7.8%
Spain	3.9%
Sweden	6.0%
Switzerland	22.8%
United Kingdom	19.9%
United States	1.9%
Other(1)	0.4%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities

June 30, 2021

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$688,424,815	$149,043,190	$718,058,323	$26,486,184
Cash	857,155	312,657	976,781	56,641
Segregated cash balances with Authorized Participant for deposit securities	—	—	1,178,319	159,116
Foreign cash(2)	—	—	1	885
Receivables:
Securities sold	—	—	2,026,314	19,882
Dividends	720,220	143,086	2,006	8,150
Capital shares issued	—	1,753,814	—	—
Foreign tax reclaims	—	—	4,539	97,635
Total Assets	690,002,190	151,252,747	722,246,283	26,828,493

LIABILITIES
Collateral upon return of deposit securities	—	—	1,178,319	159,116
Due to Authorized Participant	—	—	2,026,313	—
Payables:
Securities purchased	—	1,752,371	—	—
Income distributions	1,012,585	227,066	—	57,557
Investment management fees	269,303	58,808	275,658	9,915
Accrued expenses and other liabilities	—	—	—	5,000
Total Liabilities	1,281,888	2,038,245	3,480,290	231,588
Net Assets	$688,720,302	$149,214,502	$718,765,993	$26,596,905

NET ASSETS CONSIST OF:
Paid-in capital	$607,101,291	$129,854,017	$626,940,595	$26,997,603
Distributable earnings (loss)	81,619,011	19,360,485	91,825,398	(400,698)
Net Assets	$688,720,302	$149,214,502	$718,765,993	$26,596,905
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	16,400,000	4,254,000	12,600,000	950,000
Net Asset Value	$42.00	$35.08	$57.04	$28.00

(1) Investments in securities, at cost	$560,749,155	$117,670,886	$599,284,467	$21,311,169
(2) Cost of foreign cash	$—	$—	$1	$891

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations

For the Year Ended June 30, 2021

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$13,341,567	$2,857,873	$463,034	$568,929
Income from non-cash dividends	—	—	—	44,138
Special dividends (Note 3)	255,729	288,838	—	5,886
Foreign withholding tax on dividends	—	(84)	(8,846)	(59,746)
Total Investment Income	13,597,296	3,146,627	454,188	559,207

EXPENSES
Investment management fees (Note 4)	2,850,666	590,258	2,905,055	101,085
Total Expenses	2,850,666	590,258	2,905,055	101,085
Net Investment Income (Loss)	10,746,630	2,556,369	(2,450,867)	458,122

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	1,442,304	4,094,049	(18,243,020)	740,731
In-kind redemptions of investments	31,465,426	844,235	126,899,417	—
Foreign currency transactions	—	—	(155,660)	6,699
Net Realized Gain (Loss)	32,907,730	4,938,284	108,500,737	747,430

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	102,443,817	34,458,826	77,354,219	4,211,070
Translation of assets and liabilities denominated in foreign currencies	—	—	(137)	(4,042)
Net Change in Unrealized Appreciation (Depreciation)	102,443,817	34,458,826	77,354,082	4,207,028
Net Realized and Unrealized Gain (Loss)	135,351,547	39,397,110	185,854,819	4,954,458
Net Increase (Decrease) in Net Assets Resulting from Operations	$146,098,177	$41,953,479	$183,403,952	$5,412,580

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares U.S. Quality Dividend ETF		O’Shares U.S. Small-Cap Quality Dividend ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$10,746,630	$14,326,002	$2,556,369	$2,245,781
Net realized gain (loss)	32,907,730	(25,649,430)	4,938,284	(10,132,779)
Net change in unrealized appreciation (depreciation)	102,443,817	(713,435)	34,458,826	(589,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	146,098,177	(12,036,863)	41,953,479	(8,476,839)

DISTRIBUTIONS
Distributable earnings	(10,300,014)	(14,484,046)	(2,128,261)	(1,994,051)
Tax return of capital	—	—	—	(175,670)
Total Distributions	(10,300,014)	(14,484,046)	(2,128,261)	(2,169,721)

CAPITAL TRANSACTIONS
Proceeds from shares issued	193,214,199	154,339,258	18,805,699	41,704,091
Cost of shares redeemed	(119,413,177)	(145,271,529)	(3,228,094)	(34,815,776)
Net Increase (Decrease) from Capital Transactions	73,801,022	9,067,729	15,577,605	6,888,315
Total Increase (Decrease) in Net Assets	209,599,185	(17,453,180)	55,402,823	(3,758,245)

NET ASSETS
Beginning of year	$479,121,117	$496,574,297	$93,811,679	$97,569,924
End of Year	$688,720,302	$479,121,117	$149,214,502	$93,811,679

SHARE TRANSACTIONS
Beginning of year	14,450,000	14,550,000	3,754,000	3,554,000
Shares issued in-kind	5,150,000	4,450,000	600,000	1,550,000
Shares redeemed in-kind	(3,200,000)	(4,550,000)	(100,000)	(1,350,000)
Shares Outstanding, End of Year	16,400,000	14,450,000	4,254,000	3,754,000

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares Global Internet Giants ETF		O’Shares Europe Quality Dividend ETF
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$(2,450,867)	$(239,814)	$458,122	$641,596
Net realized gain (loss)	108,500,737	4,835,949	747,430	(4,349,861)
Net change in unrealized appreciation (depreciation)	77,354,082	40,605,972	4,207,028	1,917,889
Net Increase (Decrease) in Net Assets Resulting from Operations	183,403,952	45,202,107	5,412,580	(1,790,376)

DISTRIBUTIONS
Distributable earnings	—	—	(682,515)	(675,654)
Total Distributions	—	—	(682,515)	(675,654)

CAPITAL TRANSACTIONS
Proceeds from shares issued	558,000,546	217,409,165	4,045,935	1,198,543
Cost of shares redeemed	(295,150,967)	(38,933,266)	—	(6,409,340)
Net Increase (Decrease) from Capital Transactions	262,849,579	178,475,899	4,045,935	(5,210,797)
Total Increase (Decrease) in Net Assets	446,253,531	223,678,006	8,776,000	(7,676,827)

NET ASSETS
Beginning of year	$272,512,462	$48,834,456	$17,820,905	$25,497,732
End of Year	$718,765,993	$272,512,462	$26,596,905	$17,820,905

SHARE TRANSACTIONS
Beginning of year	7,200,000	1,950,000	800,000	1,050,000
Shares issued in-kind	11,100,000	6,700,000	150,000	50,000
Shares redeemed in-kind	(5,700,000)	(1,450,000)	—	(300,000)
Shares Outstanding, End of Year	12,600,000	7,200,000	950,000	800,000

See accompanying notes to the financial statements.

OSI ETF Trust

Financial Highlights for a share outstanding throughout the periods indicated

		PER SHARE OPERATING PERFORMANCE								RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions					Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Expenses	Expenses net of reimbursements	Net investment income before reimbursements	Net investment income net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares U.S. Quality Dividend ETF
Year ended June 30, 2021	$33.16	$ 0.69	$ 8.81	$ 9.50	$(0.66)	$ —	$—	$(0.66)	$42.00	0.48%	0.48%	1.81%	1.81%	1.77%	$ 0.67	28.84%	28.96%	26%	$688,720
Year ended June 30, 2020	34.13	0.93	(0.96)	(0.03)	(0.94)	—	—	(0.94)	33.16	0.48	0.48	2.71	2.71	2.71	0.93	(0.12)	(0.15)	64(13)	479,121
Year ended June 30, 2019	30.69	0.89	3.44	4.33	(0.89)	—	—	(0.89)	34.13	0.48	0.48	2.76	2.76	2.71	0.88	14.31	14.16	15	496,574
Year ended June 30, 2018	29.25	0.78	1.46	2.24	(0.80)	—	—	(0.80)	30.69	0.48(12)	0.48(12)	2.53	2.54	2.54	0.78	7.67	7.70	18	411,269
Year ended June 30, 2017	27.71	0.69	1.49	2.18	(0.64)	—	—	(0.64)	29.25	0.48(12)	0.48(12)	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
O’Shares U.S. Small-Cap Quality Dividend ETF
Year ended June 30, 2021	24.99	0.64	9.98	10.62	(0.53)	—	—	(0.53)	35.08	0.48	0.48	2.08	2.08	1.84	$ 0.57	42.79	42.77	60	149,215
Year ended June 30, 2020	27.45	0.64	(2.48)	(1.84)	(0.57)	—	(0.05)	(0.62)	24.99	0.48	0.48	2.38	2.38	2.30	0.62	(6.82)	(6.78)	101(13)	93,812
Year ended June 30, 2019	27.07	0.58	0.38(8)	0.96	(0.58)	—	—	(0.58)	27.45	0.48	0.48	2.16	2.16	2.03	0.54	3.65	3.53	52	97,570
Year ended June 30, 2018	25.41	0.66	1.70	2.36	(0.66)	—(9)	(0.04)	(0.70)	27.07	0.48	0.48	2.51	2.51	2.51	0.66	9.39	9.35	64	136,802
For the period 12/30/16** – 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—	—	(0.22)	25.41	0.48	0.48	2.99	2.99	2.86	0.36	2.52	2.68	7	38,223
O’Shares Global Internet Giants ETF
Year ended June 30, 2021	37.85	(0.21)	19.40	19.19	—	—	—	—	57.04	0.48	0.48	(0.40)	(0.40)	(0.40)	$(0.21)	50.70	50.61	48	718,766
Year ended June 30, 2020	25.04	(0.10)	12.91	12.81	—	—	—	—	37.85	0.48	0.48	(0.34)	(0.34)	(0.34)	(0.10)	51.16	51.46	38	272,512
Year ended June 30, 2019	24.06	(0.06)	1.04	0.98	—	—	—	—	25.04	0.48	0.48	(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55	48,834
For the period 06/05/18** – 06/30/18	25.00	(0.01)	(0.93)	(0.94)	—	—	—	—	24.06	0.48	0.48	(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8	51,735
O’Shares Europe Quality Dividend ETF
Year ended June 30, 2021	22.28	0.55	5.97	6.52	(0.80)	—	—	(0.80)	28.00	0.48	0.48	2.18	2.18	2.15	$ 0.54	29.72	29.67	42	26,597
Year ended June 30, 2020	24.28	0.64	(1.95)	(1.31)	(0.69)	—	—	(0.69)	22.28	0.48	0.48	2.72	2.72	2.70	0.63	(5.44)	(4.70)	72(13)	17,821
Year ended June 30, 2019	23.94	0.76	0.44	1.20	(0.86)	—	—	(0.86)	24.28	0.48	0.48	3.23	3.23	3.15	0.74	5.16	5.25	35	25,498
Year ended June 30, 2018	24.69	0.69	(0.55)	0.14	(0.89)	—	—	(0.89)	23.94	0.60(12)	0.58(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30	40,698
Year ended June 30, 2017	23.17	0.75	1.34	2.09	(0.57)	—	—	(0.57)	24.69	0.61(12)	0.58(12)	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947

**Commencement of investment operations.

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)Per share amount is less than $0.01.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(12)Reference Note 4 in the Notes to the Financial Statements.

(13)Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

OSI ETF Trust

Notes to Financial Statements

June 30, 2021

1. Organization

OSI ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of four operational exchange-traded funds (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF and O’Shares Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the “Adviser”) is the investment adviser to each Fund.

Each Fund seeks to track the performance (before fees and expenses) of a specified underlying index (each, a ‘‘Target Index’’). There can be no assurance that the Funds’ investment objectives will be achieved.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946, ‘‘Financial Services — Investment Companies.’’

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued using prices provided by a third party pricing service. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2021 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF
Investments
Common Stocks*	$688,424,815	$—	$—	$688,424,815
Total Investments	$688,424,815	$—	$—	$688,424,815
O’Shares U.S. Small-Cap Quality Dividend ETF
Investments
Common Stocks*	$149,043,190	$—	$—	$149,043,190
Total Investments	$149,043,190	$—	$—	$149,043,190
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$718,058,323	$—	$—	$718,058,323
Total Investments	$718,058,323	$—	$—	$718,058,323
O’Shares Europe Quality Dividend ETF
Investments
Common Stocks*	$26,486,184	$—	$—	$26,486,184
Total Investments	$26,486,184	$—	$—	$26,486,184

*See Schedules of Investments for segregation by industry type.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2021 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change based upon ongoing analysis of tax law, regulation, and interpretations thereof.

Each Fund intends to pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax year ended June 30, 2021 and June 30, 2020 were as follows:

	Year Ended June 30, 2021				Year Ended June 30, 2020
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
O’Shares U.S. Quality Dividend ETF	$10,300,014	$ —	$ —	$10,300,014	$14,484,046	$ —	$—	$14,484,046
O’Shares U.S. Small-Cap Quality Dividend ETF	2,128,261	—	—	2,128,261	1,994,051	—	$175,670	2,169,721
O’Shares Europe Quality Dividend ETF	682,515	—	—	682,515	675,654	—	—	675,654

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

At June 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
O’Shares U.S. Quality Dividend ETF	$478,237	$ —	$(46,288,415)	$127,429,189
O’Shares U.S. Small-Cap Quality Dividend ETF	221,179	—	(12,207,177)	31,346,483
O’Shares Global Internet Giants ETF	—	—	(26,913,534)	118,738,932
O’Shares Europe Quality Dividend ETF	386,966	—	(5,662,841)	4,875,177

*The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to mark to market of Passive Foreign Investment Companies (‘‘PFICs’’), non-taxable special dividends, investment in partnerships and tax deferral of losses on wash sales. Additionally, these amounts may differ from the tax unrealized appreciation (depreciation) disclosed at the end of each Schedule of Investments due to foreign currency translation of non-investment assets/liabilities.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, distributions from investments in real estate investment trusts, investment in partnerships, net operating losses, non-taxable special dividends, foreign currency gains (losses), PFICs, and taxable over-distributions resulted in reclassifications, as of June 30, 2021 (the Funds’ tax year end), among the Funds’ components of net assets are as follows:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
O’Shares U.S. Quality Dividend ETF	$ 2,628	$(31,480,133)	$ 31,477,505
O’Shares U.S. Small-Cap Quality Dividend ETF	(206,929)	(538,053)	744,982
O’Shares Global Internet Giants ETF	1,069,780	(126,725,893)	125,656,113
O’Shares Europe Quality Dividend ETF	291,115	(291,115)	—

As of June 30, 2021, the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.  For the tax year ended June 30, 2021, the following Funds had available capital loss carryforwards to offset future net capital gains and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
O’Shares U.S. Quality Dividend ETF	$46,288,415	$—
O’Shares U.S. Small-Cap Quality Dividend ETF	12,207,177	1,904,227
O’Shares Global Internet Giants ETF	9,848,977	—
O’Shares Europe Quality Dividend ETF	5,662,022	39,001

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2021, the Funds will elect to treat the following losses as arising on July 1, 2021:

Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
O’Shares Global Internet Giants ETF	$1,549,297	$15,515,260	$17,064,557
O’Shares Europe Quality Dividend ETF	—	819	819

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser acts as the investment adviser to the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF pursuant to investment advisory agreements with the Trust (the “Advisory Agreements”). Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.

Vident Investment Advisory, LLC (“Vident” or “Sub Adviser”) acts as the sub-adviser to all Funds in the Trust pursuant to the sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”). Effective May 1, 2020, Vident replaced AGF Investments, LLC as the sub-adviser to O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF.

The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares U.S. Quality Dividend ETF	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares Europe Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

On June 28, 2018, the O’Shares U.S. Quality Dividend ETF (the “OUSA Prior Fund’’), and O’Shares Europe Quality Dividend ETF (the “OEUR Prior Fund’’) each a series of FQF Trust (each, a ‘‘Prior Fund’’ and collectively, the ‘‘Prior Funds’’) were reorganized into corresponding newly created, identically named exchange traded funds of the OSI ETF Trust (each, a ‘‘New Fund’’) via a tax-free reorganization. At the time of the reorganization, each New Fund had the same name, ticker symbol and underlying index as the corresponding Prior Fund, was managed in accordance with the same investment objective, and was subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Also, at the time of the reorganization, each New Fund was operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund was advised by O’Shares Investment Advisers, LLC and sub-advised by the Prior Funds’ adviser, AGF Investments, LLC. The same portfolio managers who managed the Prior Funds continued to manage the New Funds at the time of the reorganization. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.

Prior to June 28, 2018, when the following Funds became part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for the OEUR Prior Fund.

Prior to June 28, 2018, AGF Investments, LLC, the former investment adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

AGF Investments, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:

Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (‘‘Administrator’’) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Funds’ Distributor. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer, AML Compliance Officer, and Principal Financial Officer and Treasurer. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on Cboe BZX Exchange, Inc. and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

9. Investment Transactions

For the year ended June 30, 2021, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares U.S. Quality Dividend ETF	$155,800,520	$153,033,472
O’Shares U.S. Small-Cap Quality Dividend ETF	73,420,184	73,021,073
O’Shares Global Internet Giants ETF	282,639,946	283,061,473
O’Shares Europe Quality Dividend ETF	8,642,010	8,664,179

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2021 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares U.S. Quality Dividend ETF	$119,461,766	$31,465,426
O’Shares U.S. Small-Cap Quality Dividend ETF	3,224,729	844,235
O’Shares Global Internet Giants ETF	296,003,157	126,899,417

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the year ended June 30, 2021, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares U.S. Quality Dividend ETF	$191,241,133
O’Shares U.S. Small-Cap Quality Dividend ETF	18,774,254
O’Shares Global Internet Giants ETF	556,174,227
O’Shares Europe Quality Dividend ETF	4,012,692

11. Principal Risks

The Funds are subject to the principal investment risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

COVID-19 Risk. The value of the securities in which each Fund invests may be affected by certain events or developments that adversely interrupt the global supply chain such as pandemics. The outbreak of COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent each Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the ‘‘E.U.’’) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the E.U. In addition, if one or more other countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Small and Mid-Capitalization Securities Risk. Investing in securities of small and medium capitalization issuers involves greater risk than customarily is associated with investing in larger, more established companies. These issuers’ securities may be more volatile and less liquid than those of more established issuers. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization issuers are sometimes more dependent on key personnel or limited product lines than larger, more diversified issuers. Often, small and medium capitalization issuers and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Multifactor Risk. A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectus contains additional information regarding the principal risks associated with an investment in a Fund.

OSI ETF Trust

Notes to Financial Statements (continued)

June 30, 2021

12. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of OSI ETF Trust
and the Shareholders of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF, each a series of shares of beneficial interest in OSI ETF Trust (the “Funds”), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF for the year ended June 30, 2017 were audited by other auditors whose report dated August 24, 2017 expressed an unqualified opinion on those financial highlights.

Fund	Financial Highlights Presented
O’Shares U.S. Quality Dividend ETF	For each of the years in the four-year period ended June 30, 2021
O’Shares U.S. Small-Cap Quality Dividend ETF	For each of the years in the four-year period ended June 30, 2021 and for the period from December 30, 2016 (commencement of operations) to June 30, 2017
O’Shares Global Internet Giants ETF	For each of the years in the three-year period ended June 30, 2021 and for the period from June 5, 2018 (commencement of operations) to June 30, 2018
O’Shares Europe Quality Dividend ETF	For each of the years in the four-year period ended June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the OSI ETF Trust since 2017.

Philadelphia, Pennsylvania
August 25, 2021

OSI ETF Trust

Expense Examples (Unaudited)

June 30, 2021

As a shareholder, you incur two types of costs:

(1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2021.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2021.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares U.S. Quality Dividend ETF
Actual	$1,000.00	$1,105.80	$2.51	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF
Actual	$1,000.00	$1,136.00	$2.54	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$1,051.00	$2.44	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O’Shares Europe Quality Dividend ETF
Actual	$1,000.00	$1,139.20	$2.55	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (‘‘SEC’’) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2021, on Form N-Q. The Forms N-Q and Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the ‘‘Act’’), the percentages of ordinary dividends paid during the tax year ended June 30, 2021 are designated as ‘‘qualified dividend income’’ (QDI), as defined in the Act, subject to reduced tax rates in 2021. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

As of June 30, 2021, the Funds federal tax information were as follows:

Fund	QDI	DRD
O’Shares U.S. Quality Dividend ETF	100%	100%
O’Shares U.S. Small-Cap Quality Dividend ETF	100%	100%
O’Shares Europe Quality Dividend ETF	81.62%	—%

For the tax year ended June 30, 2021, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:

Fund	Foreign Taxes Paid	Foreign Source Income
O’Shares Europe Quality Dividend ETF	$59,502	$618,953

OSI ETF Trust

Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Richard M. Goldman*** Year of Birth: 1961	Trustee	Since 2016	Managing Member, Becket Capital, LLC (advisory services firm) (2012 to present).	6

Harvest Volatility Edge Trust (2017 to 2019); Axonic Alternative Income Fund (2018 to 2020; Silver Spike Acquisition Corp. (2019 to 2021); Silver Spike Acquisition Corp. II (2021 to present); Silver Spike III Acquisition Corp. (2021 to present); Marblegate Acquisition Corp. (2021)

Charles A. Baker**** Year of Birth: 1953	Trustee	Since 2016	Chief Executive Officer of Investment Innovations LLC (investment consulting) (2013 to present).	6	Global X Funds (July 2018 to present)

Jeffrey D. Haroldson Year of Birth: 1957	Lead Independent Trustee	Trustee since 2016 and Lead Independent since February 2019	Chief Operating Officer and Chief Legal Officer, Bridgeton Holdings LLC (real estate investment and development) (2013 to present); Senior Managing Director, Lexden Capital, LLC (real estate and green energy financing) (2014 to 2018); President, Ridgewood Capital Advisors LLC (consulting and business advisory services) (2012 to 2018).	6	None

Interested Trustee*****

Connor O’Brien Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer/Director, O’Shares Investment Advisers, LLC (2016 to present); Chief Executive Officer and President, O’Shares Investments, Inc. (2015 to present); President, Beanstox Inc. (2017 to present); President and Chief Investment Officer, Stanton Asset Management Inc. (2002 to present); President, Chief Executive Officer and Director, O’Leary Funds Management LP (2008 to present).	6	None

*Each Independent Trustee may be contacted by writing to the Independent Trustees of OSI ETF Trust, 75 State Street, Suite 100, Boston, MA 02109.

**Each Trustee serves until his successor is duly elected or appointed and qualified.

***Chair of the Nominating and Governance Committee. Mr. Goldman’s FINRA Series 7 and 24 licenses are held by Foreside.

****Chair of the Audit Committee.

***** Mr. O’Brien is considered to be an interested person of the Trust because of his relationship with the Adviser.

OSI ETF Trust

Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Kevin Beadles 75 State Street, Suite 100 Boston, MA 02109 Year of Birth: 1966	President and Secretary	Since 2016

Director, Strategic Development, O’Shares Investment Advisers LLC (2017 to present); Director of Capital Markets and Strategic Development, O’Shares Investments, Inc. (2015 to 2017); Director, Product Development of William O’Neil & Co (2014 – 2015); Chief Strategy Officer, Managing Director of Capital Markets and Portfolio Risk Management and Head of Global Product Development, Wedbush Securities, Inc. and Lime Brokerage, LLC (a wholly owned subsidiary of Wedbush Securities, Inc.) (2004 to 2013).

Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2016	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (2008 to 2015).**

Kenneth A. Kalina 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Since 2017

Fund Chief Compliance Officer/Director (“CCO”), Foreside Fund Officer Services, LLC (2017 to present); Chief Compliance Officer, Henderson Global Funds (2005 to 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (2005 to 2015).**

*Each officer serves until his successor is duly elected or appointed and qualified.

**Messrs. Hunter and Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

OSI ETF Trust

75 State Street, Suite 100

Boston, MA 02109

www.oshares.com

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the end of the period, June 30, 2021, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Charles A. Baker is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Charles A. Baker is independent for purposes of Item 3 of Form N-CSR. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. During the period covered by this report, there have been no waivers granted under the code of ethics.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for OSI ETF Trust by BBD, LLP (“BBD”) for the fiscal years ended June 30, 2020 and June 30, 2021 were:

	2020	2021
Audit Fees (a)	$49,500	$49,500
Audit Related Fees (b)	0	0
Tax Fees (c)	$12,000	$12,000
All Other Fees (d)	0	0
Total:	$61,500	$61,500

(a)	Audit Fees: These fees relate to professional services rendered by BBD for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by BBD related to audit services in connection with the June 30, 2020 and June 30, 2021 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by BBD for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by BBD other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2020 and June 30, 2021: $12,000 and $12,000, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 6 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)	A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)

The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)

Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)

The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)

Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Charles A. Baker, Richard M. Goldman and Jeffrey D. Haroldson, are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

Securities divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics – Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

Not applicable.

(a)(4)	Change in the Registrant’s independent public accountant.

Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President and Principal Executive Officer
September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
September 3, 2021

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
September 3, 2021